Investment in Securities (Summary of Contractual Maturities of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Available-for-sale securities, amortized cost
Due within one year	¥ 78,856
Due after one to five years	219,826
Due after five to ten years	373,031
Due after ten years	280,429
Available-for-sale Debt Securities, Amortized Cost Basis, Total	952,142
Available-for-sale securities, fair value
Due within one year	79,275
Due after one to five years	222,521
Due after five to ten years	363,490
Due after ten years	296,593
Available-for-sale Securities, Debt Securities, Total	961,879
Held-to-maturity securities, amortized cost
Due after ten years	113,891
Held-to-maturity securities, Amortized cost	113,891	¥ 114,400
Held-to-maturity securities, fair value
Due after ten years	140,824
Held-to-maturity securities, Fair value	¥ 140,824